UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08594

Special Equities Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Special Equities Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks — 97.4%
Security	Shares	Value
Aerospace & Defense — 2.6%
Aviall, Inc.(1)	18,295	$526,896
DRS Technologies, Inc.	8,500	437,070
Teledyne Technologies, Inc.(1)	5,800	168,780
		$1,132,746
Air Freight & Logistics — 2.0%
Hub Group, Inc., Class A(1)	11,560	$408,646
UTI Worldwide, Inc.	4,970	461,415
		$870,061
Beverages — 0.7%
Cott Corp.(1)	7,400	$108,780
Hansen Natural Corp.(1)	2,532	199,547
		$308,327
Biotechnology — 0.7%
United Therapeutics Corp.(1)	4,700	$324,864
		$324,864
Building Products — 1.0%
Simpson Manufacturing Co., Inc.	11,813	$429,403
		$429,403
Capital Markets — 2.2%
Affiliated Managers Group, Inc.(1)	4,100	$329,025
Greenhill & Co., Inc.	11,100	623,376
		$952,401
Commercial Banks — 0.6%
Western Alliance Bancorp(1)	8,200	$244,934
		$244,934
Commercial Services & Supplies — 1.2%
Resources Connection, Inc.(1)	19,500	$508,170
		$508,170
Communications Equipment — 0.5%
NICE Systems, Ltd.(1)	4,700	$226,352
		$226,352

Security	Shares	Value
Computers & Peripherals — 3.1%
Novatel Wireless, Inc.(1)	57,300	$693,903
Palm One, Inc.(1)	10,542	335,236
Synaptics, Inc.(1)	12,930	319,630
		$1,348,769
Construction Materials — 1.1%
Florida Rock Industries, Inc.	9,848	$483,143
		$483,143
Consumer Finance — 1.5%
Student Loan Corp.	3,050	$638,152
		$638,152
Diversified Consumer Services — 3.0%
Bright Horizons Family Solutions, Inc.(1)	7,300	$270,465
DeVry, Inc.(1)	23,900	478,000
Education Management Corp.(1)	9,070	303,936
Regis Corp.	6,900	266,133
		$1,318,534
Electric Utilities — 0.6%
Westar Energy, Inc.	12,700	$273,050
		$273,050
Electrical Equipment — 2.0%
AMETEK, Inc.	9,400	$399,876
Roper Industries, Inc.	12,400	489,924
		$889,800
Electronic Equipment & Instruments — 0.7%
Photon Dynamics, Inc.(1)	17,700	$323,556
		$323,556
Energy Equipment & Services — 1.1%
Todco, Class A	12,340	$469,660
		$469,660
Food & Staples Retailing — 0.8%
Wild Oats Markets, Inc.(1)	27,561	$332,937
		$332,937

See notes to financial statements

Special Equities Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Health Care Equipment & Supplies — 7.0%
Aspect Medical Systems, Inc.(1)	14,600	$501,510
DJ Orthopedics, Inc.(1)	12,600	347,508
Hologic, Inc.(1)	5,600	212,352
IDEXX Laboratories, Inc.(1)	4,800	345,504
Intuitive Surgical, Inc.(1)	4,800	562,896
ResMed, Inc.(1)	5,025	192,508
Respironics, Inc.(1)	14,500	537,515
Ventana Medical Systems, Inc.(1)	8,100	343,035
		$3,042,828
Health Care Providers & Services — 7.4%
Chemed Corp.	10,500	$521,640
Community Health Systems, Inc.(1)	10,400	398,736
eResearch Technology, Inc.(1)	22,400	338,240
Health Net, Inc.(1)	6,500	335,075
LifePoint Hospitals, Inc.(1)	4,900	183,750
Pediatrix Medical Group, Inc.(1)	3,500	309,995
Psychiatric Solutions, Inc.(1)	4,900	287,826
United Surgical Partners International, Inc.(1)	13,400	430,810
VCA Antech, Inc.(1)	14,600	411,720
		$3,217,792
Hotels, Restaurants & Leisure — 6.4%
Aztar Corp.(1)	12,000	$364,680
Cheesecake Factory, Inc.(1)	5,500	205,645
Choice Hotels International, Inc.	11,800	492,768
CKE Restaurants, Inc.	16,700	225,617
Gaylord Entertainment Co.(1)	9,100	396,669
Penn National Gaming, Inc.(1)	5,594	184,322
Sonic Corp.(1)	7,600	224,200
Starwood Hotels & Resorts Worldwide, Inc.	7,400	472,564
Station Casinos, Inc.	3,250	220,350
		$2,786,815
Household Durables — 0.6%
Central Garden & Pet Co.(1)	5,960	$273,802
		$273,802
Insurance — 1.4%
Philadelphia Consolidated Holding Corp.(1)	3,300	$319,077
PXRE Group, Ltd.	24,118	312,569
		$631,646

Security	Shares	Value
Internet Software & Services — 0.5%
SINA Corp.(1)	8,715	$210,554
		$210,554
IT Services — 4.6%
Cognizant Technology Solutions Corp.(1)	9,500	$478,325
Euronet Worldwide, Inc.(1)	16,800	467,040
MoneyGram International, Inc.	27,100	706,768
SRA International, Inc., Class A(1)	12,400	378,696
		$2,030,829
Machinery — 4.0%
Actuant Corp., Class A	10,100	$563,580
Bucyrus International, Inc., Class A	12,400	653,480
Joy Global, Inc.	12,975	519,000
		$1,736,060
Media — 2.3%
Central European Media Enterprises, Ltd.(1)	17,400	$1,007,460
		$1,007,460
Multi-Utilities — 0.9%
CMS Energy Corp.(1)	27,000	$391,770
		$391,770
Oil, Gas & Consumable Fuels — 9.2%
Alon USA Energy, Inc.(1)	26,248	$515,773
Denbury Resources, Inc.(1)	26,850	611,643
Goodrich Petroleum Corp.(1)	21,843	549,351
Parallel Petroleum Corp.(1)	30,100	512,001
Peabody Energy Corp.	8,100	667,602
Quicksilver Resources, Inc.(1)	11,340	476,393
Southwestern Energy Co.(1)	19,400	697,236
		$4,029,999
Personal Products — 1.0%
Chattem, Inc.(1)	12,516	$455,457
		$455,457
Pharmaceuticals — 4.7%
Cypress Bioscience, Inc.(1)	51,800	$299,404
Hi-Tech Pharmacal Co., Inc.(1)	7,800	345,462

See notes to financial statements

Special Equities Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Pharmaceuticals (continued)
MGI Pharma, Inc.(1)	16,892	$289,867
Par Pharmaceutical Cos., Inc.(1)	14,775	463,049
Penwest Pharmaceuticals Co.(1)	12,100	236,191
Shire Pharmaceuticals Group PLC ADR	11,400	442,206
		$2,076,179
Real Estate — 2.5%
SL Green Realty Corp.	3,900	$297,921
Strategic Hotel Capital, Inc.	19,100	393,078
Taubman Centers, Inc.	11,400	396,150
		$1,087,149
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Analogic Technologies, Inc.(1)	35,178	$487,215
Advanced Energy Industries, Inc.(1)	43,121	510,121
Atheros Communications, Inc.(1)	42,900	557,700
Silicon Image, Inc.(1)	33,300	301,365
Teradyne, Inc.(1)	28,300	412,331
Veeco Instruments, Inc.(1)	26,800	464,444
		$2,733,176
Software — 4.0%
Blackbaud, Inc.	12,118	$206,975
i2 Technologies, Inc.(1)	34,600	488,206
Intellisync Corp.(1)	86,800	447,888
MICROS Systems, Inc.(1)	8,800	425,216
NAVTEQ Corp.(1)	3,900	171,093
		$1,739,378
Specialty Retail — 3.0%
Hibbet Sporting Goods, Inc.(1)	16,500	$469,920
O'Reilly Automotive, Inc.(1)	12,800	409,728
Sherwin-Williams Co.	9,812	445,661
		$1,325,309
Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc.(1)	11,248	$481,977
Warnaco Group, Inc.(1)	9,600	256,512
		$738,489

Security	Shares	Value
Thrifts & Mortgage Finance — 1.8%
PFF Bancorp, Inc.	6,700	$204,484
R&G Financial Corp.	25,800	340,560
WSFS Financial Corp.	3,900	238,875
		$783,919
Wireless Telecommunication Services — 2.7%
NII Holdings, Inc., Class B(1)	22,400	$978,432
OAO Vimpel-Communications ADR(1)	4,900	216,727
		$1,195,159
Total Common Stocks (identified cost $35,106,716)		$42,568,629
Commercial Paper — 0.4%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.20%, 1/3/06	$158	$157,963
Total Commercial Paper (at amortized cost, $157,963)		$157,963
Short-Term Investments — 2.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.23%, 1/3/06	$879	$879,000
Total Short-Term Investments (at amortized cost, $879,000)		$879,000
Total Investments — 99.8% (identified cost $36,143,679)		$43,605,592
Other Assets, Less Liabilities — 0.2%		$96,408
Net Assets — 100.0%		$43,702,000

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Special Equities Portfolio as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at value (identified cost, $36,143,679)	$43,605,592
Cash	623
Receivable for investments sold	124,280
Interest and dividends receivable	24,189
Total assets	$43,754,684
Liabilities
Payable to affiliate for investment adviser fee	$23,140
Payable to affiliate for Trustees' fees	41
Accrued expenses	29,503
Total liabilities	$52,684
Net Assets applicable to investors' interest in Portfolio	$43,702,000
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$36,240,087
Net unrealized appreciation (computed on the basis of identified cost)	7,461,913
Total	$43,702,000

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Dividends (net of foreign taxes, $2,372)	$167,785
Interest	61,399
Total investment income	$229,184
Expenses
Investment adviser fee	$276,958
Trustees' fees and expenses	225
Custodian fee	65,893
Legal and accounting services	39,999
Miscellaneous	4,325
Total expenses	$387,400
Deduct — Reduction of custodian fee	$10
Total expense reductions	$10
Net expenses	$387,390
Net investment loss	$(158,206)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$5,260,801
Foreign currency transactions	(983)
Net realized gain	$5,259,818
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,060,185)
Foreign currency	(8)
Net change in unrealized appreciation (depreciation)	$(2,060,193)
Net realized and unrealized gain	$3,199,625
Net increase in net assets from operations	$3,041,419

See notes to financial statements

Special Equities Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment loss	$(158,206)	$(301,458)
Net realized gain from investments and foreign currency transactions	5,259,818	1,784,708
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,060,193)	328,477
Net increase in net assets from operations	$3,041,419	$1,811,727
Capital transactions — Contributions	$1,671,522	$2,218,090
Withdrawals	(10,089,907)	(10,768,954)
Net decrease in net assets from capital transactions	$(8,418,385)	$(8,550,864)
Net decrease in net assets	$(5,376,966)	$(6,739,137)
Net Assets
At beginning of year	$49,078,966	$55,818,103
At end of year	$43,702,000	$49,078,966

See notes to financial statements

Special Equities Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.88%	0.87%	0.89%	0.82%	0.75%
Net expenses after custodian fee reduction	0.88%	0.87%	0.89%	0.82%	0.75%
Net investment loss	(0.36)%	(0.61)%	(0.68)%	(0.57)%	(0.53)%
Portfolio Turnover	207%	264%	292%	188%	92%
Total Return	7.91%	4.49%	31.90%	(32.40)%	(23.40)%
Net assets, end of year (000's omitted)	$43,702	$49,079	$55,818	$50,758	$82,862
† The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses		0.88%
Expenses after custodian fee reduction		0.88%
Net investment loss		(0.62)%

See notes to financial statements

Special Equities Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to provide growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2005, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

Special Equities Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

F  Foreign Currency Translation — Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2005, the fee amounted to $276,958. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended December 31, 2005, BMR did not waive any of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organization. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $88,271,381 and $96,753,341, respectively, for the year ended December 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,163,691
Gross unrealized appreciation	$7,928,557
Gross unrealized depreciation	(486,656)
Net unrealized appreciation	$7,441,901

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

Special Equities Portfolio as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Special Equities Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio (the "Portfolio") at December 31, 2005, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2006

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Special Equities Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreements agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Special Equities Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee noted that the investment adviser has taken action to improve performance, such as the hiring of a new portfolio manager in June 2003. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of this action. With respect to its review of investment advisory fees, the

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio. The Special Committee concluded that, in light of the size of the Portfolio and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Special Equities Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Special Equities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1992	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Director of EV; Chairman and Chief Executive Officer of EVC; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	161	Director of EVC

Noninterested Trustee

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

Eaton Vance Special Equities Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003)). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	Executive Vice President of EVM, BMR and EV; Chief Investment Officer of EVM and BMR and President and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	Vice President of the Trust	Since 2001	Vice President of EVM and BMR. Officer of 11 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 16 registered investment companies managed by EVM or BMR.

George C. Pierides 12/26/57	Vice President of the Trust	Since 2004	Senior Managing Director of Fox. Officer of 12 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2002	Senior Vice President and Chief Equity Investment Officer of EVM and BMR and Executive Vice President of EVC. Officer of 51 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2002(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Kevin M. Connerty 4/20/64	Treasurer of the Portfolio	Since 2005	Vice President of EVM and BMR. Previously, Director and Vice President of PFPC Inc. (1999-2005). Officer of 91 registered investment companies managed by EVM or BMR.

Eaton Vance Special Equities Fund

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1997.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard

University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2004, and December 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$31,675	$33,600

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,450	$5,775

All Other Fees(3)	$0	$0

Total	$37,125	$39,375

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                 All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the last two fiscal years of the registrant.

Fiscal Years Ended	12/31/04	12/31/05

Registrant	$5,450	$5,775

Eaton Vance (1)	$84,490	$61,422

(1)                                  The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer

Date:	February 14, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 14, 2006